Vanguard ESG U.S. Stock ETF
ETF Summary
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-, mid-, and small-capitalization stocks of U.S. companies and is screened for certain environmental, social, and corporate governance criteria.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees<br/><br/>(Fees paid directly from your investment)
Shareholder Fees	Vanguard ESG U.S. Stock ETF ETF Shares USD ($) [1]
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
[1]	None through Vanguard (Broker fees vary)

Annual Fund Operating Expenses<br/><br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vanguard ESG U.S. Stock ETF ETF Shares
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.12%	[1]
[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Vanguard ESG U.S. Stock ETF | ETF Shares | USD ($)	12	39

This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. The Fund has no operating history and, therefore, has no portfolio turnover information.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the FTSE US All Cap Choice Index. The Index, which is market-capitalization weighted, is composed of large-, mid-, and small-cap stocks of companies located in the United States and is screened for certain environmental, social, and corporate governance (ESG) criteria by the Index sponsor, which is independent of Vanguard. Specifically, the Index excludes stocks of companies in the following industries: adult entertainment, alcohol and tobacco, weapons, fossil fuels, gambling, and nuclear power. The index methodology also excludes the stocks of companies that do not meet the labor, human rights, environmental, and anti-corruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund‘s target index tracks a subset of the U.S. stock market, which could cause the Fund to perform differently from the overall market. In addition, historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.

• ESG investing risk, which is the chance that the stocks screened by the index sponsor for ESG criteria generally will underperform the stock market as a whole or that the particular stocks selected for the FTSE US All Cap Choice Index will, in the aggregate, trail returns of other funds screened for ESG criteria.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

• The Fund’s ETF Shares are listed for trading on Cboe BZX Exchange, Inc., and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

• Although the Fund’s ETF Shares are listed for trading on Cboe BZX Exchange, Inc., it is possible that an active trading market may not be maintained.

• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from Cboe BZX Exchange, Inc., without first being listed on another exchange or (2) Cboe BZX Exchange, Inc., officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
This is the Fund‘s initial prospectus, so it does not contain performance data.